# Davis Value Portfolio
# Davis Financial Portfolio
# Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

September 30, 2019

*Over 50 Years of Reliable Investing™*

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (95.77%)
COMMUNICATION SERVICES – (14.31%)
Media & Entertainment – (14.09%)
Alphabet Inc., Class A *	5,620	$6,862,807
Alphabet Inc., Class C *	9,483	11,559,777
Facebook, Inc., Class A *	49,750	8,859,480
Liberty Global plc, Series C *	60,210	1,432,396
Liberty Latin America Ltd., Class C *	20,595	352,071
Liberty TripAdvisor Holdings, Inc., Series A *	8,978	84,483
MultiChoice Group Ltd. (South Africa)*	16,180	126,032
		29,277,046
Telecommunication Services – (0.22%)
GCI Liberty, Inc., Class A *	7,409	459,877
	Total Communication Services	29,736,923
CONSUMER DISCRETIONARY – (15.91%)
Automobiles & Components – (0.81%)
Adient plc *	73,113	1,678,675
Consumer Durables & Apparel – (0.41%)
Hunter Douglas N.V. (Netherlands)	13,236	859,824
Consumer Services – (4.06%)
New Oriental Education & Technology Group, Inc., ADR (China)*	76,220	8,442,127
Retailing – (10.63%)
Alibaba Group Holding Ltd., ADR (China)*	34,480	5,766,091
Amazon.com, Inc. *	6,216	10,790,417
Booking Holdings Inc. *	935	1,835,040
Expedia Group, Inc.	1,790	240,594
Naspers Ltd. - N (South Africa)	13,860	2,100,323
Prosus N.V., Class N (Netherlands)*	13,860	1,017,437
Qurate Retail, Inc., Series A *	31,664	326,614
		22,076,516
	Total Consumer Discretionary	33,057,142
ENERGY – (4.54%)
Apache Corp.	223,670	5,725,952
Encana Corp. (Canada)	374,430	1,722,378
Magnolia Oil & Gas Corp., Class A *	179,804	1,995,824
	Total Energy	9,444,154
FINANCIALS – (38.22%)
Banks – (14.44%)
Danske Bank A/S (Denmark)	122,220	1,701,814
DBS Group Holdings Ltd. (Singapore)	177,360	3,208,046
JPMorgan Chase & Co.	83,188	9,790,396
U.S. Bancorp	66,980	3,706,673
Wells Fargo & Co.	229,814	11,591,818
		29,998,747
Diversified Financials – (19.19%)
Capital Markets – (3.82%)
Bank of New York Mellon Corp.	175,360	7,928,025
Consumer Finance – (9.22%)
American Express Co.	69,259	8,191,955
Capital One Financial Corp.	120,490	10,962,180
		19,154,135

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (6.15%)
Berkshire Hathaway Inc., Class A *	41	$12,785,112
		39,867,272
Insurance – (4.59%)
Life & Health Insurance – (1.88%)
AIA Group Ltd. (Hong Kong)	414,800	3,918,999
Property & Casualty Insurance – (2.71%)
Chubb Ltd.	19,260	3,109,335
Loews Corp.	26,430	1,360,616
Markel Corp. *	980	1,158,262
		5,628,213
		9,547,212
	Total Financials	79,413,231
HEALTH CARE – (3.46%)
Health Care Equipment & Services – (3.46%)
CVS Health Corp.	40,222	2,536,802
Quest Diagnostics Inc.	43,540	4,660,086
	Total Health Care	7,196,888
INDUSTRIALS – (6.99%)
Capital Goods – (6.99%)
Ferguson PLC (United Kingdom)	50,550	3,694,418
Orascom Construction PLC (United Arab Emirates)	14,625	89,212
United Technologies Corp.	78,630	10,734,568
	Total Industrials	14,518,198
INFORMATION TECHNOLOGY – (12.34%)
Semiconductors & Semiconductor Equipment – (9.89%)
Applied Materials, Inc.	206,150	10,286,885
Intel Corp.	73,640	3,794,669
Texas Instruments Inc.	49,970	6,458,123
		20,539,677
Software & Services – (2.45%)
Microsoft Corp.	24,760	3,442,383
Oracle Corp.	30,120	1,657,503
		5,099,886
	Total Information Technology	25,639,563
TOTAL COMMON STOCK – (Identified cost $124,223,683)		199,006,099
PREFERRED STOCK – (3.16%)
INDUSTRIALS – (3.16%)
Transportation – (3.16%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	128,944	6,567,389
TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		6,567,389

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2019 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (1.56%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.55%, 10/01/19, dated 09/30/19, repurchase value of $1,449,103 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 10/29/19-11/01/38, total market value $1,477,980)	$1,449,000	$1,449,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.38%, 10/01/19, dated 09/30/19, repurchase value of $339,022 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 10/01/48-03/01/49, total market value $345,780)	339,000	339,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.45%, 10/01/19, dated 09/30/19, repurchase value of $1,449,099 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 03/01/47-10/01/49, total market value $1,477,980)	1,449,000	1,449,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,237,000)	3,237,000
	Total Investments – (100.49%) – (Identified cost $131,420,262)		208,810,488
	Liabilities Less Other Assets – (0.49%)		(1,014,551)
		Net Assets – (100.00%)	$207,795,937

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $6,567,389 or 3.16% of the Fund's net assets as of September 30, 2019.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (98.31%)
COMMUNICATION SERVICES – (3.38%)
Media & Entertainment – (3.38%)
Alphabet Inc., Class A *	700	$854,798
Alphabet Inc., Class C *	1,075	1,310,425
	Total Communication Services	2,165,223
FINANCIALS – (94.93%)
Banks – (35.63%)
Bank of America Corp.	66,380	1,936,305
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	48,510	1,437,836
Danske Bank A/S (Denmark)	27,410	381,662
DBS Group Holdings Ltd. (Singapore)	122,651	2,218,482
DNB ASA (Norway)	146,330	2,577,521
JPMorgan Chase & Co.	32,000	3,766,080
Metro Bank PLC (United Kingdom)*	139,120	342,110
PNC Financial Services Group, Inc.	11,960	1,676,314
U.S. Bancorp	94,110	5,208,047
Wells Fargo & Co.	65,170	3,287,175
		22,831,532
Diversified Financials – (39.29%)
Capital Markets – (18.21%)
Bank of New York Mellon Corp.	71,320	3,224,377
Charles Schwab Corp.	33,890	1,417,619
Goldman Sachs Group, Inc.	9,650	1,999,769
Julius Baer Group Ltd. (Switzerland)	48,914	2,167,203
KKR & Co. Inc., Class A	47,360	1,271,616
State Street Corp.	26,810	1,586,884
		11,667,468
Consumer Finance – (13.78%)
American Express Co.	34,610	4,093,671
Capital One Financial Corp.	52,040	4,734,599
		8,828,270
Diversified Financial Services – (7.30%)
Berkshire Hathaway Inc., Class A *	15	4,677,480
		25,173,218
Insurance – (20.01%)
Property & Casualty Insurance – (13.15%)
Chubb Ltd.	18,246	2,945,634
Loews Corp.	32,830	1,690,088
Markel Corp. *	3,205	3,787,990
		8,423,712
Reinsurance – (6.86%)
Alleghany Corp. *	2,040	1,627,431
Everest Re Group, Ltd.	4,180	1,112,256
Greenlight Capital Re, Ltd., Class A *	51,500	540,750

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2019 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	10,680	$1,113,960
			4,394,397
			12,818,109
		Total Financials	60,822,859
	TOTAL COMMON STOCK – (Identified cost $40,789,917)		62,988,082
SHORT-TERM INVESTMENTS – (1.69%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.55%, 10/01/19, dated 09/30/19, repurchase value of $484,034 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 10/29/19-11/01/38, total market value $493,680)	$484,000	484,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.38%, 10/01/19, dated 09/30/19, repurchase value of $113,007 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 10/01/48-03/01/49, total market value $115,260)	113,000	113,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.45%, 10/01/19, dated 09/30/19, repurchase value of $484,033 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 01/01/48-10/01/49, total market value $493,680)	484,000	484,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,081,000)		1,081,000
	Total Investments – (100.00%) – (Identified cost $41,870,917)		64,069,082
	Liabilities Less Other Assets – (0.00%)		(2,886)
	Net Assets – (100.00%)		$64,066,196

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCK – (97.91%)
REAL ESTATE – (97.91%)
Equity Real Estate Investment Trusts (REITs) – (97.91%)
Diversified REITs – (2.68%)
Alexander & Baldwin, Inc.	3,290	$80,638
Liberty Property Trust	3,190	163,743
STORE Capital Corp.	4,465	167,035
		411,416
Health Care REITs – (7.96%)
HCP, Inc.	9,360	333,497
Ventas, Inc.	7,270	530,928
Welltower Inc.	3,950	358,067
		1,222,492
Hotel & Resort REITs – (2.27%)
Host Hotels & Resorts Inc.	14,110	243,962
Ryman Hospitality Properties, Inc.	1,280	104,717
		348,679
Industrial REITs – (11.66%)
EastGroup Properties, Inc.	640	80,013
First Industrial Realty Trust, Inc.	2,030	80,307
Prologis, Inc.	9,375	798,937
Rexford Industrial Realty, Inc.	9,990	439,760
Terreno Realty Corp.	7,660	391,349
		1,790,366
Office REITs – (15.85%)
Alexandria Real Estate Equities, Inc.	3,360	517,574
Boston Properties, Inc.	2,760	357,862
Brandywine Realty Trust	14,760	223,614
Cousins Properties, Inc.	7,775	292,262
Great Portland Estates PLC (United Kingdom)	19,463	179,480
Hudson Pacific Properties, Inc.	13,430	449,368
SL Green Realty Corp.	1,610	131,618
Vornado Realty Trust	4,430	282,058
		2,433,836
Residential REITs – (23.69%)
American Campus Communities, Inc.	9,920	476,954
American Homes 4 Rent, Class A	4,060	105,113
AvalonBay Communities, Inc.	3,970	854,860
Camden Property Trust	4,620	512,866
Equity LifeStyle Properties, Inc.	1,670	223,112
Equity Residential	5,690	490,820
Essex Property Trust, Inc.	1,680	548,772
Invitation Homes Inc.	3,400	100,674
Mid-America Apartment Communities, Inc.	700	91,007
Sun Communities, Inc.	1,580	234,551
		3,638,729
Retail REITs – (17.59%)
Acadia Realty Trust	14,640	418,411
Brixmor Property Group, Inc.	16,080	326,263
Federal Realty Investment Trust	2,850	387,999

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2019 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Macerich Co.	2,020	$63,812
Regency Centers Corp.	5,970	414,855
Retail Opportunity Investments Corp.	7,985	145,567
Simon Property Group, Inc.	6,070	944,796
		2,701,703
Specialized REITs – (16.21%)
CoreSite Realty Corp.	1,520	185,212
Crown Castle International Corp.	1,940	269,679
CubeSmart	3,220	112,378
CyrusOne Inc.	1,990	157,409
Digital Realty Trust, Inc.	2,850	369,959
Equinix, Inc.	920	530,656
Extra Space Storage Inc.	2,440	285,041
Life Storage, Inc.	1,330	140,195
Public Storage	1,790	439,033
		2,489,562
	Total Real Estate	15,036,783
TOTAL COMMON STOCK – (Identified cost $11,918,317)		15,036,783
PREFERRED STOCK – (0.37%)
REAL ESTATE – (0.37%)
Equity Real Estate Investment Trusts (REITs) – (0.37%)
Retail REITs – (0.37%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	3,136	27,001
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	3,480	29,789
	Total Real Estate	56,790
TOTAL PREFERRED STOCK – (Identified cost $96,498)		56,790
SHORT-TERM INVESTMENTS – (1.09%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.55%, 10/01/19, dated 09/30/19, repurchase value of $75,005 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-4.50%, 10/29/19-11/01/38, total market value $76,500)	$75,000	75,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.38%, 10/01/19, dated 09/30/19, repurchase value of $18,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.52%-4.50%, 10/01/28-03/01/49, total market value $18,360)	18,000	18,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.45%, 10/01/19, dated 09/30/19, repurchase value of $75,005 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 3.00%, 10/01/49, total market value $76,500)	75,000	75,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $168,000)		168,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2019 (Unaudited)

Total Investments – (99.37%) – (Identified cost $12,182,815)	$15,261,573
Other Assets Less Liabilities – (0.63%)	96,258
Net Assets – (100.00%)	$15,357,831

Please refer to "Notes to Schedule of Investments" on page 9 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
September 30, 2019 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2019 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2019 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$29,736,923	$2,165,223	$–
Consumer Discretionary	33,057,142	–	–
Energy	9,444,154	–	–
Financials	79,413,231	60,822,859	–
Health Care	7,196,888	–	–
Industrials	14,518,198	–	–
Information Technology	25,639,563	–	–
Real Estate	–	–	15,036,783
Preferred Stock:
Real Estate	–	–	56,790
Total Level 1	199,006,099	62,988,082	15,093,573
Level 2 – Other Significant Observable Inputs:
Short-term securities	3,237,000	1,081,000	168,000
Total Level 2	3,237,000	1,081,000	168,000
Level 3 – Significant Unobservable Inputs:
Preferred Stock:
Industrials	6,567,389	–	–
Total Level 3	6,567,389	–	–
Total Investments	$208,810,488	$64,069,082	$15,261,573

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2019. The net increase in unrealized appreciation during the period on Level 3 securities still held at September 30, 2019 for Davis Value Portfolio was $571,493. There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2019	Cost of Purchases	Net Increase in Unrealized Appreciation	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance September 30, 2019
Davis Value Portfolio
Investments in Securities:
Preferred Stock	$5,995,896	$–	$571,493	$–	$–	$6,567,389
Total Level 3	$5,995,896	$–	$571,493	$–	$–	$6,567,389

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2019 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	September 30, 2019	Technique	Input	Amount	an Increase in Input
Davis Value Portfolio
Investments in Securities:
Preferred Stock	$6,567,389	Market Approach	Transaction Price	$50.9321	Increase
Total Level 3	$6,567,389

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At September 30, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Unrealized appreciation	$90,524,420	$24,059,460	$3,339,558
Unrealized depreciation	(14,030,985)	(1,960,046)	(285,926)
Net unrealized appreciation	$76,493,435	$22,099,414	$3,053,632
Aggregate cost	$132,317,053	$41,969,668	$12,207,941